Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 398,450	$ 259,212	$ 1,155,343
Other receivable	25,000
Prepaid expenses	73,411	6,321	2,903
Total current assets	496,861	265,533	1,158,246
Capitalized software costs, net	230,842	142,614
Property and equipment, net	5,315	7,040	2,553
Total assets	733,018	415,187	1,160,799
Current liabilities:
Accounts payable and accrued expenses	113,816	65,860	91,359
Liquidated damages and accrued interest			282,916
Total current liabilities	113,816	65,860	374,275
Total liabilities	113,816	65,860	374,275
Commitments and contingencies (See Note 5)
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,741,731 and 7,656,488 shares issued and outstanding, respectively	7,742	7,656	7,108
Additional paid in capital	7,184,531	6,033,331	3,179,913
Subscription receivable			(33,000)
Accumulated deficit	(6,573,235)	(5,691,803)	(2,367,623)
Total stockholders’ equity	619,202	349,327	786,524
Total liabilities and stockholders’ equity	733,018	415,187	1,160,799
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	148	143	$ 126
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	$ 16